INITIAL PUBLIC OFFERING (Details Narrative) - Lamf Global Ventures Corp I [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of founder shares purchased by sponsor | shares	25,300,000
Price per share unit | $ / shares	$ 10.00
Initial business combination, expire	5 years
IPO [Member]
Number of founder shares purchased by sponsor | shares	3,300,000
Exercisable days	30 days
Initial business combination, expire	5 years
IPO [Member] | Public Warrants [Member]
Redeemable warrant | $ / shares	$ 11.50